Investment in securities - Investment Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Available-for-sale
Within 3 months	$ 93,468
3 to 12 months	15,004
1 to 5 years	976,353
5 to 10 years	0
Over 10 years	0
No specific or single maturity	1,187,661
Carrying amount	2,272,486	$ 1,831,129
US government and federal agencies
Available-for-sale
Within 3 months	0
3 to 12 months	15,004
1 to 5 years	976,353
5 to 10 years	0
Over 10 years	0
No specific or single maturity	1,172,262
Carrying amount	2,163,619	1,563,785
Held-to-maturity
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	3,240,290
Carrying amount	3,240,290
Non-US governments debt securities
Available-for-sale
Within 3 months	93,468
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	0
Carrying amount	93,468	250,177
Asset-backed securities - Student loans
Available-for-sale
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	40
Carrying amount	40	40
Residential mortgage-backed securities
Available-for-sale
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	15,359
Carrying amount	$ 15,359	$ 17,127